Income Taxes	6 Months Ended
Jun. 30, 2012
Income Taxes
5. Income Taxes

Income taxes recognized during the six months ended June 30, 2012 comprise:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
	(In thousands)		(In thousands)
Provision for income taxes before restructuring and other non-recurring items	$3,514	$2,530	$6,240	$5,761
Tax impact of restructuring and other non-recurring items	(705)	-	(705)	(544)
Provision for income taxes after restructuring and other non-recurring items	$2,809	$2,530	$5,535	$5,217

As at June 30, 2012 the Company maintains a $6.9 million liability (December 31, 2011: $7.7 million) for unrecognized tax benefit, which is comprised of $5.8 million (December 31, 2011: $6.5 million) related to items generating unrecognized tax benefits and $1.1 million (December 31, 2011: $1.2 million) for interest and related penalties to such items. The Company recognizes interest accrued on unrecognized tax benefits as an additional income tax expense.

The Company has analyzed filing positions in all of the significant federal, state and foreign jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions. The only periods subject to examination by the major tax jurisdictions where the Company does business are 2007 through 2011 tax years. The Company does not believe that the outcome of any examination will have a material impact on its financial statements.